Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies
Schedule of interests in direct and indirect subsidiaries

At December 31, 2019 and 2018, the main direct and indirect subsidiaries of the Company were as follows:

	Company’s
	Ownership	Business
Subsidiaries	Interest (1)	Segment (2)

Empresas Cablevisión, S.A.B. de C.V. and subsidiaries (collectively, “Empresas Cablevisión”) (3)	51.2%	Cable
Subsidiaries engaged in the Cablemás business (collectively, “Cablemás”) (4)	100%	Cable
Televisión Internacional, S.A. de C.V. and subsidiaries (collectively, “TVI”) (5)	100%	Cable
Cablestar, S.A. de C.V. and subsidiaries (collectively, “Bestel”) (6)	66.2%	Cable
Arretis, S.A.P.I. de C.V. and subsidiaries (collectively, “Cablecom”) (7)	100%	Cable
Subsidiaries engaged in the Telecable business (collectively, “Telecable”) (8)	100%	Cable
FTTH de México, S.A. de C.V. (9)	100%	Cable
Corporativo Vasco de Quiroga, S.A. de C.V. (“CVQ”) and subsidiaries (10)	100%	Cable and Sky
Innova, S. de R.L. de C.V. (“Innova”) and subsidiaries (collectively, “Sky”) (11)	58.7%	Sky
Grupo Telesistema, S.A. de C.V. ("Grupo Telesistema") and subsidiaries	100%	Content and Other Businesses
Televisa, S.A. de C.V. (“Televisa”) (12)	100%	Content
Televisión Independiente de México, S.A. de C.V. ("TIM") (12)	100%	Content
G.Televisa-D, S.A. de C.V. (12)	100%	Content
Multimedia Telecom, S.A. de C.V. (“Multimedia Telecom”) and subsidiary (13)	100%	Content
Ulvik, S.A. de C.V. (14)	100%	Content and Other Businesses
Controladora de Juegos y Sorteos de México, S.A. de C.V. and subsidiaries	100%	Other Businesses
Editorial Televisa, S.A. de C.V. and subsidiaries	100%	Other Businesses
Grupo Distribuidoras Intermex, S.A. de C.V. and subsidiaries	100%	Other Businesses
Villacezán, S.A. de C.V. (“Villacezán”) and subsidiaries (15)	100%	Other Businesses
Sistema Radiópolis, S.A. de C.V. ("Radiópolis") and subsidiaries (16)	50%	Held-for-sale operations
(1)	Percentage of equity interest directly or indirectly held by the Company.
(2)	See Note 26 for a description of each of the Group’s business segments.
(3)	Empresas Cablevisión, S.A.B. de C.V., is a direct majority-owned subsidiary of CVQ.
(4)	Some Cablemás subsidiaries are directly owned by CVQ and some other Cablemás subsidiaries are indirectly owned by CVQ.
(5)	Televisión Internacional, S.A. de C.V., is a direct subsidiary of CVQ.
(6)	Cablestar, S.A. de C.V., is an indirect majority-owned subsidiary of CVQ and Empresas Cablevisión, S.A.B. de C.V.
(7)	Arretis, S.A.P.I. de C.V.; is a direct subsidiary of CVQ.
(8)	The Telecable subsidiaries are directly owned by CVQ.
(9)	FTTH de México, S. A. de C.V., is an indirect subsidiary of CVQ.
(10)	CVQ is a direct subsidiary of the Company and the parent company of Empresas Cablevisión, Cablemás, TVI, Bestel, Cablecom, Telecable and Innova.
(11)

Innova is an indirect majority-owned subsidiary of the Company, CVQ and Sky DTH, S.A. de C.V. (“Sky DTH”), and a direct majority-owned subsidiary of Innova Holdings, S. de R.L. de C.V. (“Innova Holdings”). Sky is a satellite television provider in Mexico, Central America and the Dominican Republic. Although the Company holds a majority of Innova’s equity and designates a majority of the members of Innova’s Board of Directors, the non-controlling interest has certain governance and veto rights in Innova, including the right to block certain transactions between the companies in the Group and Sky. These veto rights are protective in nature and do not affect decisions about relevant business activities of Innova.

(12)	Televisa, TIM and G.Televisa-D, S.A. de C.V., are direct subsidiaries of Grupo Telesistema.
(13)

Multimedia Telecom and its direct subsidiary, Comunicaciones Tieren, S.A. de C.V. (“Tieren”), are indirect wholly-owned subsidiaries of Grupo Telesistema, through which the Company owns shares of the capital stock of UHI and maintains an investment in warrants that are exercisable for shares of common stock of UHI. As of December 31, 2019 and 2018, Multimedia Telecom and Tieren have investments representing 95.3% and 4.7%, respectively, of the Group’s aggregate investment in shares of common stock and share warrants issued by UHI (see Notes 9, 10 and 20).

(14)	Direct subsidiary through which we conduct certain operations of our Content segment and certain operations of our Other Businesses segments.
(15)	Villacezán is an indirect subsidiary of Grupo Telesistema.
(16)

Radiópolis is a direct subsidiary of the Company through which the Group conducts the operations of its Radio business. The Company controls Radiópolis as it has the right to appoint the majority of the members of the Board of Directors of Radiópolis. The Group has classified the assets and related liabilities of its Radio business as held-for-sale in its consolidated statement of financial position as of December 31, 2019, and its Radio operations as held-for-sale operations in the Group's segment information for the years ended December 31, 2019, 2018 and 2017. Through the third quarter of 2019, the Radio business was included as part of the Group's Other Businesses segment (see Notes 3 and 26).

Schedule of expiration dates of the Group's concessions and permits

Segments	Expiration Dates
Sky	Various from 2020 to 2028
Cable	Various from 2022 to 2048
Content (broadcasting concessions) (1)	In 2021 and the relevant renewals start in 2022 ending in 2042
Other Businesses:
Gaming	In 2030
Held-for-sale operations:
Radio (2)	Various from 2020 to 2039
(1)

In November 2018, the IFT approved the renewal of the Group’s broadcasting concessions for all of its   television stations in Mexico, for a term of 20 years after the existing expiration date in 2021. In November 2018, the Group paid in cash for such renewal an aggregate amount of Ps.5,754,543, which includes a payment of Ps.1,194 for administrative expenses and recognized this payment as an intangible asset in its consolidated statement of financial position. This amount will be amortized in a period of 20 years beginning on January 1, 2022, by using the straight-line method (see Note 13).

(2)

The amounts paid by the Group for renewal of certain Radio concessions in 2017 amounted to an aggregate of Ps.37,848. In addition, IFT granted in 2017 two new concessions to the Group in Ensenada and Puerto Vallarta. The amount paid by the Group for obtaining these concessions amounted to an aggregate of Ps.85,486. The Group recognized the amounts for renewal and obtaining these concessions as intangible assets in its consolidated statement of financial position, and are amortized in a period of 20 years by using the straight-line method (see Note 13).

Schedule of property, plant and equipment, estimated useful lives

Estimated
Useful Lives
Buildings	20-65 years
Building improvements	5-20 years
Technical equipment	3-30 years
Satellite transponders	15 years
Furniture and fixtures	3-10 years
Transportation equipment	4-8 years
Computer equipment	3-6 years
Leasehold improvements	5-30 years

Schedule of intangible assets, estimated useful lives

Estimated
Useful Lives
Trademarks with finite useful lives	4 years
Licenses	3-14 years
Subscriber lists	4-10 years
Payments for renewal of concessions	20 years
Other intangible assets	3-20 years

Schedule of new or amended standards issued by IASB

Effective for Annual
Periods Beginning
New or Amended IFRS Standard	Title of the IFRS Standard	On or After
Amendments to IFRS 10 and IAS 28 (1)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Postponed
IFRS 17 (2)	Insurance Contracts	January 1, 2021
IFRS Conceptual Framework	Conceptual Framework for Financial Reporting	January 1, 2020
Amendments to IFRS 3 (1)	Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8 (1)	Definition of Material	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7 (2)	Interest Rate Benchmark Reform	January 1, 2020
Amendments to IAS 1 (1)	Classification of Liabilities as Current or Non-current	January 1, 2022

(1)	This new or amended standard is not expected to have a significant impact on the Group’s consolidated financial statements.
(2)	This new or amended standard is not expected to be applicable to the Group’s consolidated financial statements.

Standard	Subject of Amendment
IFRS 3 Business Combinations	Previously held interest in a joint operation.
IFRS 11 Joint Arrangements	Previously held interest in a joint operation.
IAS 12 Income Taxes	Income tax consequences of payments on financial instruments classified as equity.
IAS 23 Borrowing Costs	Borrowing costs eligible for capitalization.